Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based compensation
Summary of the options granted

		Granted
		(For Purposes of Measuring
		Share‑based
	Contractually Granted	Compensation Expense)
As of January 1, 2019	17,300,060	3,778,010
Granted	14,863,440	7,493,870
As of December 31, 2019	32,163,500	11,271,880
Granted	92,497,250	—
As of December 31, 2020	124,660,750	11,271,880
Granted	1,920,500	4,563,790
As of December 31, 2021	126,581,250	15,835,670

18.Share-based compensation (Continued)

(a)  Equity Incentive Plans (Continued)

			Weighted
			Average	Aggregate
		Weighted	Remaining	Intrinsic
	Number	Average Exercise	Contractual	Value (US$) in
	of Shares	Price (US$)	Life (Years)	thousand
Outstanding as of January 1, 2019	3,778,010	0.002	9.84	778
Granted	7,493,870	0.283	9.30	6,316
Forfeited	—	—	—	—
Outstanding as of December 31, 2019	11,271,880	0.189	9.15	10,563
Granted	—	—	—	—
Forfeited	(214,370)	0.596	—	—
Outstanding as of December 31, 2020	11,057,510	0.181	8.13	97,280
Granted	4,563,790	0.670	7.87	14,741
Forfeited	(1,695,896)	0.222	—	—
Outstanding as of December 31, 2021	13,925,404	0.336	7.35	49,627

Vested and Exercisable as of December 31, 2019	—	—	—	—
Vested and Exercisable as of December 31, 2020	—	—	—	—
Vested and Exercisable as of December 31, 2021	1,115,739	0.009	7.00	4,341

Summary of the restricted share units (RSU) activity under the 2021 Plan

The summary of the restricted share units (RSU) activity under the 2021 Plan during the years ended December 31, 2021 is presented below:

		Granted
		(For Purposes of Measuring
		Share-based
	Contractually Granted	Compensation Expense)
As of December 31, 2020	—	—
Granted	8,514,375	—
As of December 31, 2021	8,514,375	—

Summary of assumptions used in the option pricing model

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
Risk‑free interest rate	1.88%~1.92%	0.72%~0.89%	1.01%~1.74%
Expected terms (in years)	9-10	8-10	7-9
Expected volatility	50.07%~50.56%	50.85%~52.57%	50.33%~53.78%
Expected dividend yield	—	—	—
Fair value of underlying ordinary share (US$)	1.126	8.979	3.900

Summary of restricted shares activity

The following table sets forth the summary of restricted shares activities of Relx Inc. (*):

		Weighted‑Average
	Number of Restricted Shares	Grant Date
	Granted	Fair Value
		US$
Outstanding as of January 1, 2019	65,571,473	0.09
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding as of December 31, 2019	65,571,473	0.09
Granted	—	—
Vested	(40,982,171)	0.09
Forfeited	—	—
Outstanding as of December 31, 2020	24,589,302	0.09
Granted	—	—
Vested	(24,589,302)	0.09
Forfeited	—	—
Outstanding as of December 31, 2021	—	—
(*)	The share-based compensation expenses discussed below only include the expenses attributable to the Group.